NPS PHARMACEUTICALS, INC.
550 Hills Drive, 3rd Floor
Bedminster, New Jersey    07921

February 15, 2012

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K for the year ended December 31, 2011.

Sincerely,

NPS PHARMACEUTICALS, INC.

Michael J. Golembiewski
Corporate Controller